Revenue and other operating income - Schedule of revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 202,748	$ 290,591	[1]
Other operating income	2,133	2,775	[1]
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	80,087	146,672
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	83,218	78,204
Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	39,443	65,715
Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Revenue	202,746	290,620
Other operating income	0	0
Operating segments | Tankers | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	80,085	146,701
Operating segments | Tankers | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	83,218	78,204
Operating segments | Tankers | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	39,443	65,715
Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Revenue	24,323	32,437
Other operating income	0	0
Operating segments | FSO | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Operating segments | FSO | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Operating segments | FSO | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	24,323	32,437
Less: Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue	24,321	32,466
Other operating income	0	0
Less: Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	(2)	29
Less: Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Less: Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 24,323	$ 32,437

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.